UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:   06/30/07
                                                       ---------
Check here if Amendment [ ];
     This Amendment (Check only one):     [ ] is a restatement.
                                          [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          Independence Trust Company
Address:       P.O. Box 682188
               Franklin, TN 37068-2188

Form 13F File Number:     28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marcia E. Williams
Title:     President and CEO
Phone:     (615) 591-0044

Signature, Place, and Date of Signing:

    /s/ Marcia E. Williams            Franklin, TN          07/10/07
------------------------------     ------------------     ------------
           [Signature]                [City, State]          [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number                Name
28-
   -----------------                -------------------------------------------
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           84
                                         -----------
Form 13F Information Table Value Total:      $49,274
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.                Form 13F File Number       Name
                   28-
--------------        ------------------      ----------------------------------
                   [Repeat as necessary]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AGCO CORP                                       001084102      513   11840 SH       SOLE              11840      0    0
AT&T INC                                        00206R102      652   15733 SH       SOLE              15733      0    0
AFFILIATED MANAGERS GROUP                       008252108      403    3135 SH       SOLE               3135      0    0
ALABAMA NATIONAL BANCORP                        010317105      272    4410 SH       SOLE               4410      0    0
ALLIANCE RESOURCE                               01877R108      327    7810 SH       SOLE               7810      0    0
ALLIANCEBERNSTEIN HOLDING LP                    01881G106      217    2500 SH       SOLE               2500      0    0
AMERICA SERVICE GROUP                           02364L109      258   15290 SH       SOLE              15290      0    0
AMERICAN INTERNATIONAL GROUP                    026874107      283    4051 SH       SOLE               4051      0    0
ANDREW CORP                                     034425108      405   28081 SH       SOLE              28081      0    0
ANHEUSER BUSCH COMPANIES INC                    035229103      345    6626 SH       SOLE               6626      0    0
BP PLC ADR                                      055622104      529    7338 SH       SOLE               7338      0    0
BANK OF AMERICA CORP                            060505104      851   17429 SH       SOLE              17429      0    0
BOEING CO                                       097023105      313    3265 SH       SOLE               3265      0    0
CARAUSTAR INDUSTRIES INC.                       140909102      131   25025 SH       SOLE              25025      0    0
CASCADE CORP                                    147195101      519    6620 SH       SOLE               6620      0    0
CISCO SYSTEMS INC                               17275R102      314   11290 SH       SOLE              11290      0    0
CITIGROUP INC                                   172967101      418    8168 SH       SOLE               8168      0    0
COCA COLA CO                                    191216100      523   10003 SH       SOLE              10003      0    0
COLGATE PALMOLIVE COMPANY                       194162103      361    5578 SH       SOLE               5578      0    0
COLUMBIA SPORTSWEAR                             198516106      335    4885 SH       SOLE               4885      0    0
CRESCENT 6.75% CONV PFD                         225756204      410   16500 SH       SOLE              16500      0    0
CALL@25 30 DAY NOTICE
DARLING INTERNATIONAL INC                       237266101      365   39985 SH       SOLE              39985      0    0
EI DUPONT DE NEMOURS & CO                       263534109      297    5855 SH       SOLE               5855      0    0
ENBRIDGE ENERGY PART LP                         29250R106      252    4550 SH       SOLE               4550      0    0
ENERGY TRANSFER PARTNERS LP                     29273R109      317    5150 SH       SOLE               5150      0    0
ENTERPRISE PRODUCT PARTNERS                     293792107      612   19270 SH       SOLE              19270      0    0
EXXON MOBIL CORP                                30231G102     1307   15588 SH       SOLE              15588      0    0
FELCOR LODGING PFD CONV SER A                   31430F200      350   13800 SH       SOLE              13800      0    0
FLOWSERVE CORP                                  34354P105      555    7755 SH       SOLE               7755      0    0
GENERAL ELECTRIC CO                             369604103     1154   30162 SH       SOLE              30162      0    0
GRAY TELEVISION INC                             389375106      223   24075 SH       SOLE              24075      0    0
HONEYWELL INTL INC                              438516106      379    6749 SH       SOLE               6749      0    0
INTEL CORPORATION                               458140100      624   26305 SH       SOLE              26305      0    0
INTERNATIONAL BUSINESS                          459200101      245    2335 SH       SOLE               2335      0    0
MACHINES
ISHARES MSCI EMERGING MARKET                    464287234      232    1765 SH       SOLE               1685      0    0
INDEX
ISHARES GOLDMAN SACHS NATURAL                   464287374      348    2910 SH       SOLE               2910      0    0
RESOURCES
MSCI EAFE INDEX FUND-ISHARES                    464287465      519    6430 SH       SOLE               6430      0    0
ISHARES TR S&P MIDCAP 400                       464287507      512    5735 SH       SOLE               5735      0    0
ISHARES RUSSEL 2000 SMALL CAP                   464287655      292    3530 SH       SOLE               3530      0    0
JP MORGAN CHASE & CO                            46625H100      395    8154 SH       SOLE               8154      0    0
JAMES RIVER COAL COMPANY                        470355207      176   13605 SH       SOLE              13605      0    0
JOHNSON & JOHNSON                               478160104      566    9201 SH       SOLE               9201      0    0
KINDER MORGAN MANAGEMENT LLC                    49455U100      345    6657 SH       SOLE               6657      0    0
LUBRIZOL CORP                                   549271104      506    7850 SH       SOLE               7850      0    0
MAGELLAN MIDSTREAM PARTNERS                     559080106      310    6660 SH       SOLE               6660      0    0
MANULIFE FINANCIAL CORP                         56501R106      248    6648 SH       SOLE               6648      0    0
MICROSOFT CORPORATION                           594918104      477   16203 SH       SOLE              16203      0    0
MONSANTO CO                                     61166W101      310    4600 SH       SOLE               4600      0    0
NEW YORK COMMUNITY BANCORP                      649445103      174   10224 SH       DEFINED           10224      0    0
NEWFIELD EXPLORATION                            651290108      401    8810 SH       SOLE               8810      0    0
NEWPORT CORP                                    651824104      397   25700 SH       SOLE              25700      0    0
NUSTAR ENERGY LP                                67058H102      284    4155 SH       SOLE               4155      0    0
OGE ENERGY CORP                                 670837103      413   11275 SH       SOLE              11275      0    0
PAYCHEX INC.                                    704326107      285    7295 SH       SOLE               7295      0    0
PFIZER INC                                      717081103      590   23109 SH       SOLE              23109      0    0
PLAINS ALL AMER PIPELINE LP                     726503105      371    5839 SH       SOLE               5839      0    0
PLUM CREEK TIMBER CO REIT                       729251108      269    6460 SH       SOLE               6460      0    0
POLARIS INDUSTRIES                              731068102      363    6705 SH       SOLE               6705      0    0
ULTRASHORT S&P 500 PROSHARES                    74347R883      325    6170 SH       SOLE               6170      0    0
PUBLIC STORAGE INC COM SER A                    74460D729      499   19200 SH       SOLE              19200      0    0
QUANEX CORP                                     747620102      447    9195 SH       SOLE               9195      0    0
REGIONS FINANCIAL CORP                          7591EP100     1043   31522 SH       SOLE              31522      0    0
REYNOLDS AMERICAN INC                           761713106      218    3350 SH       SOLE               3350      0    0
S&P 500 DEPOSITORY RECEIPTS                     78462F103     1564   10402 SH       SOLE              10402      0    0
SCHLUMBERGER LIMITED                            806857108      254    3000 SH       SOLE               3000      0    0
SHERWIN WILLIAMS CO                             824348106      443    6668 SH       SOLE               6668      0    0
SILICONWARE PRECISION ADR                       827084864      158   14400 SH       SOLE              14400      0    0
SMITHFIELD FOODS INC                            832248108      411   13380 SH       SOLE              13380      0    0
SUNOCO LOGISTICS LTD                            86764L108      218    3635 SH       SOLE               3635      0    0
TEPPCO PARTNERS LP                              872384102      318    7175 SH       SOLE               7175      0    0
TAIWAN SEMICONDUCTOR ADR                        874039100      119   10728 SH       SOLE              10728      0    0
TORTOISE ENERGY INFRASTRUCTURE                  89147L100     6275  149988 SH       SOLE             149988      0    0
TORTOISE ENERGY CAPITAL CORP                    89147U100     8809  293266 SH       SOLE             293266      0    0
TRINITY INDUSTRIES                              896522109      467   10728 SH       SOLE              10728      0    0
US BANCORP                                      902973304      299    9083 SH       SOLE               9083      0    0
URS CORP                                        903236107      498   10265 SH       SOLE              10265      0    0
UNILEVER NV NY SHARE                            904784709      207    6690 SH       SOLE               6690      0    0
VANGUARD REIT VIPERS ETF                        922908553      352    4970 SH       SOLE               4970      0    0
WACHOVIA CORP                                   929903102      570   11126 SH       SOLE              11126      0    0
WAL MART STORES INC                             931142103      498   10353 SH       SOLE              10353      0    0
WALGREEN CO                                     931422109      270    6215 SH       SOLE               6215      0    0
WASHINGTON FEDERAL INC                          938824109      351   14448 SH       SOLE              14448      0    0
WASHINGTON MUTUAL, INC.                         939322103      359    8423 SH       SOLE               8423      0    0
WELLS FARGO & CO                                949746101      460   13090 SH       SOLE              13090      0    0